Related Party Transactions - Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from Related Parties	$ 33,402	$ 16,363
Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	33,402	16,363
Luna Pool Agency Limited (“Pool Agency”) [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	30,804	12,334
Unigas Pool [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2,598	4,009
Dan Unity [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 20